Significant Events - Summary of Financial Impacts of Samarco Dam Failure (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income statement
Other income	$ 510	$ 777	$ 393
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(34,500)	(28,775)	(28,022)
Loss from equity accounted investments, related impairments and expenses:
Samarco impairment expense	(2,635)	(494)	(264)
Fair value change on forward exchange derivatives	(145)	(422)	(8)
Loss from operations	(4,385)	(1,453)	(952)
Net finance costs	(1,305)	(911)	(1,064)
Loss before taxation	(4,470)	(1,546)	(1,060)
Income tax expense	(11,150)	(4,774)	(5,529)
Loss after taxation	(5,797)	(1,305)	(818)
Balance sheet movement
Trade and other payables	(1,201)	755	(406)
Cash flow statement
Loss before taxation	(4,470)	(1,546)	(1,060)
Adjustments for:
Samarco impairment expense	2,635	494	264
Fair value change on forward exchange derivatives	145	422	8
Net finance costs	1,305	911	1,064
Changes in assets and liabilities:
Trade and other payables	1,201	(755)	406
Net operating cash flows	27,234	15,706	17,871
Net investing cash flows	(7,845)	(7,616)	2,607
Samarco dam failure [member]
Income statement
Other income	34	489	50
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(46)	(64)	(57)
Loss from equity accounted investments, related impairments and expenses:
Samarco impairment expense	(111)	(95)	(96)
Samarco Germano dam decommissioning	(15)	46	(263)
Samarco dam failure provision	(1,000)	(459)	(586)
Fair value change on forward exchange derivatives	136
Loss from operations	(1,002)	(83)	(952)
Net finance costs	(85)	(93)	(108)
Loss before taxation	(1,087)	(176)	(1,060)
Income tax expense	(71)
Loss after taxation	(1,158)	(176)	(1,060)
Balance sheet movement
Trade and other payables	(5)	(5)	4
Derivatives	136
Tax liabilities	(71)
Provisions	(741)	(137)	(629)
Net liabilities	(681)	(142)	(625)
Cash flow statement
Loss before taxation	(1,087)	(176)	(1,060)
Adjustments for:
Samarco impairment expense	111	95	96
Samarco Germano dam decommissioning	15	(46)	263
Samarco dam failure provision	1,000	459	586
Fair value change on forward exchange derivatives	(136)
Net finance costs	85	93	108
Changes in assets and liabilities:
Trade and other payables	5	5	(4)
Net operating cash flows	(7)	430	(11)
Net investment and funding of equity accounted investments	(470)	(464)	(424)
Net investing cash flows	(470)	(464)	(424)
Net decrease in cash and cash equivalents	$ (477)	$ (34)	$ (435)